Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of assumptions used in valuation of convertible notes
Probability for Conversion	90%
Probability for Redemption	10%
Remaining life	0.1 – 2.5 years

Schedule of fair value measurements of group’s assets and liabilities of recurring basis
	Fair Value Measurement as of December 31, 2020
	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$21,496	—	—	$21,496
Restricted cash	19,700	—	—	19,700
Total	$41,196	—	—	$41,196
	Fair Value Measurement as of June 30, 2021
	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$13,367	—	—	$13,367
Restricted cash	20,460	—	—	20,460
Convertible notes	—	—	64,343	64,343
Total	$33,827	—	64,343	$98,170

Schedule of reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis
Convertible notes
Balance as of January 1, 2021	$—
Issuance of convertible notes	57,500
Changes in fair value of convertible notes	3,600
Balance as of March 31, 2021	$61,100
Changes in fair value of convertible notes	3,243
Balance as of June 30, 2021	$64,343